Property, plant and equipment - Commitments under non-cancellable operating leases (Details) $ in Millions	Dec. 31, 2018 USD ($)
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	$ 364
Within one year or on demand
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	67
Later than one year and not later than five years
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	150
Greater than five years
Property, plant and equipment
Total commitments under non-cancellable leases (IAS 17)	$ 147